Warrants - Preferred A Stock Warrants Activity (Detail) (Preferred A Stock Warrants, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred A Stock Warrants
Class of Warrant or Right [Line Items]
Warrants, Beginning Balance	2,231,727	2,231,727	2,231,727
Warrants granted	0	0	0
Warrants Exercised	0	0	0
Warrants Expired	0	0	0
Warrants, Ending Balance	2,231,727	2,231,727	2,231,727	2,231,727
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 0.16	$ 0.16	$ 0.16
Weighted Average Exercise Price,Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Expired	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Warrants Weighted Average Remainder Contractual Terms Granted	0 years	0 years	0 years
Weighted Average Remainder Contractual Term in Years, Exercised	0 years	0 years	0 years
Weighted Average Remainder Contractual Term in Years, Expired	0 years	0 years	0 years
Warrants outstanding as of September 30, 2014	3 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days	5 years 1 month 6 days